Alger Mid Cap Growth Institutional Fund Average Annual Total Returns - Class I R Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	6.65%	12.49%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		17.01%	3.09%	11.63%
Performance Inception Date	Nov. 08, 1993
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.01%	0.20%	9.19%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.07%	1.61%	8.84%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		16.24%	2.56%	11.05%
Performance Inception Date	Jan. 27, 2003